Average Annual Total Returns - Institutional Z - Harding Loevner Institutional Emerging Markets Portfolio	Institutional Class Z 1-Year	Institutional Class Z 5-Year	Institutional Class Z Since Inception	Institutional Class Z Return After Taxes on Distributions 1-Year		Institutional Class Z Return After Taxes on Distributions 5-Year		Institutional Class Z Return After Taxes on Distributions Since Inception		Institutional Class Z Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Institutional Class Z Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Institutional Class Z Return After Taxes on Distributions and Sale of Fund Shares Since Inception		MSCI EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 5-Year	MSCI EMERGING MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception
Total	14.03%	12.51%	6.89%	14.02%	[1]	12.38%	[1]	6.77%	[1]	8.51%	[1]	10.11%	[1]	5.58%	[1]	18.31%	12.81%	6.99%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.